Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Sep. 30, 2013
Trading Symbol	cstu
Entity Registrant Name	ColorStars Group
Entity Central Index Key	0001418780
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY